Basis of Presentation - Schedule of reconciliation of net loss per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net income attributable to common shareholders	$ 5,348	$ 8,991	$ 59	$ 781	$ 831	$ 615	$ 2,935
Reversal of Gain on change in value of warrant liability	5,597	(12,619)		(7,673)
Net loss attributable to common shareholders -diluted	$ (249,000)	$ (3,628)		$ (6,892)
Weighted average common shares outstanding, basic	17,541,838	17,888,140		17,852,493
Restricted stock grants and warrants		847,417		2,261,954
UPOs		17,381		30,837
Diluted weighted-average shares outstanding	21,426,115	18,752,938		20,145,284
Basic net income per common share	$ 0.30	$ 0.50		$ 0.04
Diluted net loss per common share	$ (0.01)	$ (0.19)		$ (0.34)